Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
8. Commitments and Contingencies
Inventory Purchase and Service Agreements
The Company has noncancelable inventory purchase and service agreements with multiple service providers which expire at varying dates through 2028. During the three and nine months ended September 30, 2023 there were no losses on inventory purchase commitments. During the three and nine months ended September 30, 2022, the Company recorded losses on inventory purchase commitments related to connected fitness hardware of approximately zero and $2.3 million, respectively. These losses are included in connected fitness cost of revenue in the unaudited condensed consolidated statements of operations. Service agreement obligations include amounts related to fitness and nutrition trainers, future events, information systems support, and other technology projects.
Future minimum payments under noncancelable service and inventory purchase agreements for the periods succeeding September 30, 2023 are as follows (in thousands):

Three months ending December 31, 2023	$12,216
Year ending December 31, 2024	3,567
Year ending December 31, 2025	1,475
Year ending December 31, 2026	100
Year ending December 31, 2027	75
Thereafter	75

$17,508

The preceding table excludes royalty payments to fitness trainers, talent, and others that are based on future sales as such amounts cannot be reasonably estimated. During the nine months ended September 30, 2023 the Company paid $3.5 million of royalty payments exclusive of guaranteed payments.
Lease Commitments
The Company leases facilities under noncancelable operating leases expiring through 2027 and certain equipment under a finance lease expiring in 2024. These lease obligations will require payments of approximately $0.6 million during the three months ending December 31, 2023, $2.1 million for the year ending December 31, 2024 and $1.5 million in total thereafter through 2027.
Contingencies
The Company is subject to litigation from time to time in the ordinary course of business. Such claims typically involve its products, intellectual property, and relationships with suppliers, customers, distributors, employees, and others. Contingent liabilities are recorded when it is both probable that a loss has occurred and the amount of the loss can be reasonable estimated. Although it is not possible to predict how litigation and other claims will be resolved, the Company does not believe that any currently identified claims or litigation matters will have a material adverse effect on its consolidated financial position or results of operations.

Note 14. Commitments and Contingencies
Inventory Purchase and Service Agreements
The Company has noncancelable inventory purchase and service agreements with multiple service providers which expire at varying dates through 2028. The Company recorded $2.7 million and $1.0 million for losses on inventory purchase commitments related to connected fitness hardware during the years ended December 31, 2022 and 2021, respectively. These losses are included in accrued expenses in the consolidated balance sheets and connected fitness cost of revenue in the consolidated statements of operations. Service agreement obligations include amounts related to fitness and nutrition trainers, future events, information systems support, and other technology projects.
Future minimum payments under noncancelable service and inventory purchase agreements for the periods succeeding December 31, 2022 are as follows (in thousands):

Year ended December 31, 2023	$20,849
Year ended December 31, 2024	1,844
Year ended December 31, 2025	1,385
Year ended December 31, 2026	100
Thereafter	150

$24,328

The preceding table excludes royalty payments to fitness trainers, talent, and others that are based on future sales as such amounts cannot be reasonably estimated.
Contingencies
The Company is subject to litigation from time to time in the ordinary course of business. Such claims typically involve its products, intellectual property, and relationships with suppliers, customers, distributors, employees, and others. Contingent liabilities are recorded when it is both probable that a loss has occurred and the amount of the loss can be reasonably estimated. Although it is not possible to predict how litigation and other claims will be resolved, the Company does not believe that any currently identified claims or litigation matters will have a material adverse effect on its consolidated financial position or results of operations.
On April 7, 2022, the Company received a letter addressed to its Board of Directors (the “Board”) from a law firm on behalf of two purported stockholders. Among other matters, the stockholder letter addressed the approval of the Company’s Amended & Restated Certificate of Incorporation at the special meeting of stockholders held on June 24, 2021, which included (i) a 1.3 billion share increase in the number of authorized shares of Class A common stock (the “2021 Class A Increase Amendment”), and was approved by a majority of the then-outstanding shares of both the Company’s Class A and Class B common stock, voting as a single class. The stockholder letter alleged that the 2021 Class A Increase Amendment required a separate vote in favor by at least a majority of the then outstanding shares of Class A common stock under Section 242(b)(2) of the General Corporation Law of the State of Delaware (the “DGCL”), and that the 1.3 billion share increase was never properly approved in accordance with the DGCL.
The Company continues to believe that a separate vote of Class A common stock was not required to approve the 2021 Class A Increase Amendment. However, in December 2022, a decision of the Delaware Court of Chancery (“Court of Chancery”) created uncertainty regarding this issue, and on December 29, 2022, the Company received a second letter on behalf of the two purported stockholders reiterating the Court of Chancery’s recent decision. The Company filed a petition under Section 205 of the DGCL (the “Section 205 Petition”) on February 16, 2023, in the Court of Chancery seeking to validate the Company Charter including, among other things, the 2021 Class A Increase Amendment.
On March 14, 2023 the Court of Chancery granted the Section 205 Petition validating each of the following and eliminating the uncertainty with respect thereto: (1) the Company Charter and the 2021 Class A Increase Amendment as of the time of filing with the Delaware Secretary of State and (2) all shares of capital stock that the Company issued in reliance on the effectiveness of the 2021 Class A Increase Amendment and Company Charter as of the date such shares were issued.